Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents
Impairment losses on long-lived assets
Impairment losses on intangible assets
Impairment losses on goodwill
Reimbursement of actual costs	40,000		40,000
Revenue		$ 340,855	1,740,855
in-Vivo [Member]
Revenue	500,000
Oncotelic, Inc. [Member]
Due to related parties	500,000		500,000
ATB Agreement [Member] | Japan, China, Brazil, Mexico, Russia and Korea [Member]
Marketing approval received value	1,000,000		1,000,000
ATB Agreement [Member] | Germany, France, Spain, Italy and UK [Member]
Marketing approval received value	2,000,000		2,000,000
Golden Mountain Partners LLC [Member] | Research Service Agreement [Member]
Service fees	300,000		300,000
Golden Mountain Partners LLC [Member] | Supplement Research Service Agreement [Member]
Service fees	900,000		900,000
Autotelic BIO [Member] | ATB Agreement [Member]
Revenue	$ 500,000		$ 500,000